RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transactions [Abstract]
Trade accounts receivable		$ 79		$ 79		$ 158
Trade accounts payable		206		206		170
Controlling shareholder loans	[1]	3,365		3,365		2,668
Revenues		51	$ 282	98	$ 475	821
Purchases, selling, general and administrative expenses		150	81	231	166	313
Interest from Loans from controlling shareholder		$ 16	$ 16	$ 31	$ 46	$ 113

[1]	See also Note 1(a).